Intangible assets (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Right-of-use amortization	R$ (114,111)	R$ (96,429)	R$ (105,551)
Financial result – interest expense and inflation adjustment	(134,509)	(75,108)	(72,050)
Short-term and low-value lease expenses	(28,411)	(26,776)	(25,365)
Decrease of the income of the year	R$ (277,031)	R$ (198,313)	R$ (202,966)